Allowance for Loan Losses ("ALL") - Summary of Impaired Loans Evaluated for Specific Reserves (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Real Estate Loans [Member]	Dec. 31, 2012 Real Estate Loans [Member]	Dec. 31, 2013 Real Estate Loans [Member] Commercial Real Estate [Member]	Dec. 31, 2012 Real Estate Loans [Member] Commercial Real Estate [Member]	Dec. 31, 2013 Real Estate Loans [Member] 1- 4 single family residential [Member]	Dec. 31, 2012 Real Estate Loans [Member] 1- 4 single family residential [Member]	Dec. 31, 2013 Real Estate Loans [Member] Home Equity Loans and Lines of Credit [Member]	Dec. 31, 2013 Other Loans [Member]	Dec. 31, 2012 Other Loans [Member]	Dec. 31, 2013 Other Loans [Member] Consumer [Member]	Dec. 31, 2012 Other Loans [Member] Consumer [Member]	Jun. 30, 2014 New Loans [Member] Real Estate Loans [Member]	Dec. 31, 2013 New Loans [Member] Real Estate Loans [Member]	Jun. 30, 2014 New Loans [Member] Real Estate Loans [Member] Commercial Real Estate [Member]	Dec. 31, 2013 New Loans [Member] Real Estate Loans [Member] Commercial Real Estate [Member]	Jun. 30, 2014 New Loans [Member] Real Estate Loans [Member] 1- 4 single family residential [Member]	Dec. 31, 2013 New Loans [Member] Real Estate Loans [Member] 1- 4 single family residential [Member]	Jun. 30, 2014 New Loans [Member] Real Estate Loans [Member] Construction, Land and Development [Member]	Dec. 31, 2013 New Loans [Member] Real Estate Loans [Member] Construction, Land and Development [Member]	Jun. 30, 2014 New Loans [Member] Real Estate Loans [Member] Home Equity Loans and Lines of Credit [Member]	Dec. 31, 2013 New Loans [Member] Real Estate Loans [Member] Home Equity Loans and Lines of Credit [Member]	Jun. 30, 2014 New Loans [Member] Other Loans [Member]	Dec. 31, 2013 New Loans [Member] Other Loans [Member]	Jun. 30, 2014 New Loans [Member] Other Loans [Member] Commercial and Industrial [Member]	Dec. 31, 2013 New Loans [Member] Other Loans [Member] Commercial and Industrial [Member]	Jun. 30, 2014 New Loans [Member] Other Loans [Member] Consumer [Member]	Dec. 31, 2013 New Loans [Member] Other Loans [Member] Consumer [Member]	Jun. 30, 2014 Acquired Loans [Member] Real Estate Loans [Member]	Dec. 31, 2013 Acquired Loans [Member] Real Estate Loans [Member]	Jun. 30, 2014 Acquired Loans [Member] Real Estate Loans [Member] Commercial Real Estate [Member]	Dec. 31, 2013 Acquired Loans [Member] Real Estate Loans [Member] Commercial Real Estate [Member]	Jun. 30, 2014 Acquired Loans [Member] Real Estate Loans [Member] 1- 4 single family residential [Member]	Dec. 31, 2013 Acquired Loans [Member] Real Estate Loans [Member] 1- 4 single family residential [Member]	Jun. 30, 2014 Acquired Loans [Member] Real Estate Loans [Member] Construction, Land and Development [Member]	Dec. 31, 2013 Acquired Loans [Member] Real Estate Loans [Member] Construction, Land and Development [Member]	Jun. 30, 2014 Acquired Loans [Member] Real Estate Loans [Member] Home Equity Loans and Lines of Credit [Member]	Dec. 31, 2013 Acquired Loans [Member] Real Estate Loans [Member] Home Equity Loans and Lines of Credit [Member]	Jun. 30, 2014 Acquired Loans [Member] Other Loans [Member]	Dec. 31, 2013 Acquired Loans [Member] Other Loans [Member]	Jun. 30, 2014 Acquired Loans [Member] Other Loans [Member] Commercial and Industrial [Member]	Dec. 31, 2013 Acquired Loans [Member] Other Loans [Member] Commercial and Industrial [Member]	Jun. 30, 2014 Acquired Loans [Member] Other Loans [Member] Consumer [Member]	Dec. 31, 2013 Acquired Loans [Member] Other Loans [Member] Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans - With Allowance, Recorded Investment																															$ 575				$ 189				$ 386
Impaired Loans - With Allowance, Unpaid principal Balance																															777				277				500
Impaired Loans - With Allowance, Related Allowance	6,392	13,353	3,894	8,943	2,700	2,490	104	2,385	105	2,498	4,410	157	369																		149				44				105
Impaired Loans - With No Allowance, Recorded Investment																														4,850	5,134	4,666	5,134					184
Impaired Loans - With No Allowance, Unpaid principal Balance																														$ 5,048	$ 5,218	$ 4,795	$ 5,218					$ 253